SHAREHOLDERS' EQUITY (Details) - USD ($)			12 Months Ended
	Aug. 30, 2018	Jul. 13, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2018
SHAREHOLDERS' EQUITY [Abstract]
Approved share repurchase program						$ 50,000,000
Shares repurchased (in shares)			0	4,274,569	3,414,960
Average price per share repurchased (in dollars per share)				$ 13.35	$ 11.73
Repurchase of shares before commissions and fees				$ 57,100,000	$ 40,100,000
Dividends declared and paid			$ 0	$ 0	$ 0
Shares issued in connection with AirAsia Transactions (in shares)	3,333,333	1,333,334
Proceeds from common stock		$ 20,000,000
Share price (in dollars per share)	$ 15.00	$ 15.00
Lock-up restriction period			180 days
SHAREHOLDERS' EQUITY [Abstract]
Shares issued in connection with SARs exercised (in shares)				1,481	0
AirAsia Group [Member] | Fly [Member] | Maximum [Member]
SHAREHOLDERS' EQUITY [Abstract]
Percentage of outstanding shares owned			10.00%